 <SUBMISSION>
      <TYPE>  N-Q
      <FILER>
            <CIK>  0000732041
            <CCC>  xxxxxxx
      </FILER>
      <INVESTMENT-CO-TYPE>  N-1A
      <INCLUDE-ALL-SERIES>  No
      <EXISTING-SERIES-CLASS>
            <SERIES-ID>  S000010874
            <CLASS-ID>  C000030130
      </EXISTING-SERIES-CLASS>
      <NOTIFY-INTERNET>  FPAFundsLegal@StateStreet.com
      <NOTIFY-INTERNET>  kcfpafinancialreporting@statestreet.com
      <NOTIFY-INTERNET>  atwood@fpafunds.com
      <NOTIFY-INTERNET>  funds@toppanmerrill.com
      <PERIOD>  03/31/2019
      <SROS>  NONE
      <SUBMISSION-CONTACT>
            <NAME>  EDGAR  Advantage  Service  Team
            <PHONE>  (800)  688  -  1933
      </SUBMISSION-CONTACT>

ITEM 1. Schedule of Investments.

FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 14.9%
Alphabet, Inc. (Class C)(a)	5,050	$5,925,215
Facebook, Inc. (Class A)(a)	25,155	4,193,087
		$10,118,302
CONSUMER FINANCE — 9.5%
American Express Co.	5,700	$623,010
Mastercard, Inc. (Class A)	7,950	1,871,827
PayPal Holdings, Inc.(a)	8,300	861,872
Visa, Inc. (A Shares)	19,900	3,108,181
		$6,464,890
AIRCRAFT & PARTS — 6.9%
Airbus SE (France)	24,250	$3,207,167
Boeing Co. (The)	2,875	1,096,583
United Technologies Corp.	3,000	386,670
		$4,690,420
DIVERSIFIED BANKS — 6.0%
Bank of America Corp.	54,050	$1,491,239
Citigroup, Inc.	15,900	989,298
JPMorgan Chase & Co.	15,900	1,609,557
		$4,090,094
E-COMMERCE DISCRETIONARY — 5.8%
Amazon.com, Inc.(a)	2,217	$3,947,923

INFRASTRUCTURE SOFTWARE — 5.7%
Microsoft Corp.	32,870	$3,876,688

COMMUNICATIONS EQUIPMENT — 5.1%
Apple, Inc.	14,700	$2,792,265
Cisco Systems, Inc.	12,800	691,072
		$3,483,337
MANAGED CARE — 4.7%
Anthem, Inc.	5,475	$1,571,216
UnitedHealth Group, Inc.	6,500	1,607,190
		$3,178,406
PRIVATE EQUITY — 3.3%
Blackstone Group LP (The)	21,300	$744,861
KKR & Co., Inc. (Class A)	65,250	1,532,722
		$2,277,583
APPLICATION SOFTWARE — 2.6%
Activision Blizzard, Inc.	10,000	$455,300
Adobe Systems, Inc.(a)	2,800	746,172
Salesforce.com, Inc.(a)	3,400	538,458
		$1,739,930
DEFENSE PRIMES — 2.5%
General Dynamics Corp.	2,000	$338,560
Northrop Grumman Corp.	1,775	478,540
Lockheed Martin Corp.	1,875	562,800

See Notes to Financial Statements.

	Shares	Fair Value
COMMON STOCKS — Continued
Raytheon Co.	1,850	$336,848
		$1,716,748
ENTERTAINMENT CONTENT — 1.9%
CBS Corp. (Class B)	8,200	$389,746
Walt Disney Co. (The)	8,092	$898,455
		$1,288,201
COURIER SERVICES — 1.9%
FedEx Corp.	3,550	$644,006
United Parcel Service, Inc. (Class B)	5,650	631,331
		$1,275,337
HOME PRODUCTS STORES — 1.8%
Home Depot, Inc. (The)	3,150	$604,454
Lowe’s Cos., Inc.	5,500	602,085
		$1,206,539
P&C INSURANCE — 1.8%
Berkshire Hathaway, Inc. (Class A)(a)	4	$1,204,860

ENTERTAINMENT FACILITIES — 1.7%
Madison Square Garden Co. (The) (Class A)(a)	4,025	$1,179,848

CRUISE LINES — 1.7%
Carnival Corp.	6,350	$322,072
Norwegian Cruise Line Holdings, Ltd.(a)	8,100	445,176
Royal Caribbean Cruises Ltd.	3,150	361,053
		$1,128,301
CABLE & SATELLITE — 1.6%
Comcast Corp. (Class A)	26,500	$1,059,470

RAIL FREIGHT — 1.3%
Union Pacific Corp.	5,500	$919,600

HOMEBUILDERS — 1.2%
Lennar Corp. (B Shares)	20,900	$817,608

INTERNET BASED SERVICES — 1.1%
Booking Holdings, Inc.(a)	420	$732,862

MEDICAL DEVICES — 1.1%
Abbott Laboratories	4,850	$387,709
Medtronic plc (Ireland)	3,700	336,996
		$724,705
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 1.0%
Honeywell International, Inc.	2,000	$317,840

See Notes to Financial Statements.

	Shares or Principal Amount	Fair Value
COMMON STOCKS — Continued
Ingersoll-Rand plc	3,200	$345,440
		$663,280
LIFE SCIENCE EQUIPMENT — 0.9%
Thermo Fisher Scientific, Inc.	2,350	$643,242

INSTITUTIONAL BROKERAGE — 0.8%
Morgan Stanley	12,550	$529,610

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	1,100	$404,604

INFORMATION TECHNOLOGY SERVICES — 0.5%
Accenture plc (Class A) (Ireland)	2,000	$352,040

HEALTH CARE SERVICES — 0.5%
IQVIA Holdings, Inc.(a)	2,400	$345,240

INDUSTRIAL DISTRIBUTION & RENTAL — 0.5%
HD Supply Holdings, Inc.(a)	7,900	$342,465

ELECTRICAL COMPONENTS — 0.5%
TE Connectivity, Ltd. (Switzerland)	4,200	$339,150

HOTELS, RESTAURANTS & LEISURE — 0.5%
Marriott International, Inc. (Class A)	2,700	$337,743

OTHER COMMON STOCKS — 4.6%(a)(b)		$3,135,562

TOTAL COMMON STOCKS — 94.5% (Cost $52,538,977)		$64,214,588

CLOSED END FUND — 1.0%
Altaba, Inc.(a) (Cost $630,318)	9,350	$693,022

BONDS & DEBENTURES

U.S. TREASURY — 3.0%
U.S. Treasury Notes — 1.625% 4/30/2019	$2,000,000	$1,998,516

TOTAL BONDS & DEBENTURES — 3.0% (Cost $1,998,938)		$1,998,516

TOTAL INVESTMENT SECURITIES — 98.5% (Cost $55,168,233)		$66,906,126

See Notes to Financial Statements.

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS — 1.4%
State Street Bank Repurchase Agreement — 0.50% 4/1/2019 (Dated 03/29/2019, repurchase price of $963,040, collateralized by $980,000 principal amount U.S. Treasury Notes —2.375% 2022, fair value $986,395)	$963,000	$963,000
TOTAL SHORT-TERM INVESTMENTS (Cost $963,000)		$963,000

TOTAL INVESTMENTS — 99.9% (Cost $56,131,233)		$67,869,126
Other Assets and Liabilities, net — 0.1%		54,024
NET ASSETS — 100.0% — NOTE 2		$67,923,150

(a)    Non-income producing security.

(b)    As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

Written Option Contracts

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Notional Amount	Premium	Fair Value
Calls
Salesforce.com, Inc.	$170	01/17/2020	Merrill Lynch	34	$3,400	$50,790	$(41,718)
Total Written Options						$50,790	$(41,718)

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$10,118,302	—	—	$10,118,302
Consumer Finance	6,464,890	—	—	6,464,890
Aircraft & Parts	4,690,420	—	—	4,690,420
Diversified Banks	4,090,094	—	—	4,090,094
E-Commerce Discretionary	3,947,923	—	—	3,947,923
Infrastructure Software	3,876,688	—	—	3,876,688
Communications Equipment	3,483,337	—	—	3,483,337
Managed Care	3,178,406	—	—	3,178,406
Private Equity	2,277,583	—	—	2,277,583
Application Software	1,739,930	—	—	1,739,930
Defense Primes	1,716,748	—	—	1,716,748
Entertainment Content	1,288,201	—	—	1,288,201
Courier Services	1,275,337	—	—	1,275,337
Home Products Stores	1,206,539	—	—	1,206,539
P&C Insurance	1,204,860	—	—	1,204,860
Entertainment Facilities	1,179,848	—	—	1,179,848
Cruise Lines	1,128,301	—	—	1,128,301
Cable & Satellite	1,059,470	—	—	1,059,470
Rail Freight	919,600	—	—	919,600
Homebuilders	817,608	—	—	817,608
Internet Based Services	732,862	—	—	732,862
Medical Devices	724,705	—	—	724,705
Commercial & Residential Building Equipment & Systems	663,280	—	—	663,280
Life Science Equipment	643,242	—	—	643,242
Institutional Brokerage	529,610	—	—	529,610
Apparel, Footwear & Accessory Design	404,604	—	—	404,604
Information Technology Services	352,040	—	—	352,040
Health Care Services	345,240	—	—	345,240
Industrial Distribution & Rental	342,465	—	—	342,465
Electrical Components	339,150	—	—	339,150
Hotels, Restaurants & Leisure	337,743	—	—	337,743
Other Common Stocks	3,135,562	—	—	3,135,562
Closed End Fund
Internet Media	693,022	—	—	693,022
U.S. Treasury	—	$1,998,516	—	1,998,516
Short-Term Investment	—	963,000	—	963,000
	$64,907,610	$2,961,516	—	$67,869,126
Equity Options (equity risk)	$(41,718)	—	—	$(41,718)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2019.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2019 (excluding short-term investments), was $55,538,604 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$11,724,672
Gross unrealized depreciation:	(357,150)
Net unrealized appreciation:	$11,367,522